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Phone:	212.885.5205

Fax:	212.885.5001

Email:	MMMurphy@BlankRome.com

February 28, 2020

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Spirit of America Investment Fund, Inc. SEC File Nos. 333-27925/811-08231

Dear Ladies and Gentlemen:

On behalf of the Spirit of America Investment Fund, Inc. (the “Company”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 63 to the Company’s Registration Statement on Form N-1A (“PEA No. 63”). PEA No. 63 is being filed to register a new class of Institutional Shares for each of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income & Opportunity Fund.

Questions concerning PEA No. 63 may be directed to Mr. Thomas R. Westle at (212) 885-5239 or to me at (212) 885-5205.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy